Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	2,209,864	21,625	14,256	14,220
Weighted average remaining contractual life (in years)	9 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 38.72	$ 1,464.49	$ 1,782.70	$ 1,406.24
Number exercisable, options | shares	392,800
Options exercisable, weighted average exercise price | $ / shares	$ 62.74
$7.86 - $27.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	407,788
Weighted average remaining contractual life (in years)	9 years 7 months 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 19.68
Number exercisable, options | shares	74,705
Options exercisable, weighted average exercise price | $ / shares	$ 27.00
$36.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,794,224
Weighted average remaining contractual life (in years)	9 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 36.00
Number exercisable, options | shares	311,605
Options exercisable, weighted average exercise price | $ / shares	$ 36.00
$390.00 - 3,190.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	7,852
Weighted average remaining contractual life (in years)	5 years 9 months 18 days
Options outstanding, weighted average exercise price | $ / shares	$ 1,647.67
Number exercisable, options | shares	6,490
Options exercisable, weighted average exercise price | $ / shares	$ 1,758.22